Business Acquisitions	12 Months Ended
Feb. 28, 2017
Business Combinations [Abstract]
Business Acquisitions
BUSINESS ACQUISITIONS
In fiscal 2017, the Company paid consideration of $5 million in cash to acquire certain intellectual property and employees of a company, which constituted a business. The Company allocated $4.5 million to intellectual property and $0.5 million to goodwill. The operating results of the acquired business have been included in the year ended February 28, 2017, and are immaterial to the Company’s operating results.
In fiscal 2016, the Company acquired the following businesses:
WatchDox Ltd.
On May 7, 2015, the Company acquired all of the issued and outstanding shares of WatchDox Ltd. (“WatchDox”), a data security company offering secure enterprise file-sync-and-share solutions, for approximately $59 million. The acquisition enhances the Company’s commitment to allow organizations to securely connect employees and corporate information across all mobile and desktop platforms. WatchDox’s technology is being offered independently and as a value-added service through BES12 that complements the Company’s enterprise mobility management portfolio.
AtHoc, Inc.
On September 22, 2015, the Company acquired all of the issued and outstanding shares of AtHoc, Inc. (“AtHoc”), a leading provider of secure networked crisis communications, for approximately $250 million (including $10 million of future post-combination employment expense). The acquisition enhances the Company’s strategy of providing secure communication solutions and complements the Company’s enterprise portfolio of cross-platform solutions and trusted global network to enable new capabilities for safety, security and mission-critical business communications.
Good Technology Corporation
On October 30, 2015, the Company acquired all of the issued and outstanding shares of Good Technology Corporation (“Good”), a provider of secure mobility solutions, including secure applications and containerization that protects end user privacy, for approximately $425 million (including $2 million of acquisition related costs and $6 million of future post-combination employment expense). The acquisition expands the Company’s ability to offer a unified, secure mobility platform with applications for any mobile device on any operating system. Good’s technology is being integrated with BES12, providing multi-platform support for both mobile and desktop operating system devices.
Encription Limited
On February 19, 2016, the Company acquired all of the issued and outstanding shares of Encription Holdings Limited and Encription Ireland Limited (“Encription”), a cybersecurity firm based in the United Kingdom, for $8 million of cash consideration. The acquisition expands the Company’s security portfolio and, combined with the Company’s existing security solutions, helps customers identify the latest cybersecurity threats, develop risk appropriate mitigation strategies, implement and maintain IT security standards and techniques, and defend against the risk of future attacks.
The following table summarizes the preliminary fair value allocations of the acquisition price of the assets acquired and liabilities assumed during fiscal 2016:

	Good	AtHoc	WatchDox	Encription	Total
Non-cash assets acquired
Current assets	$33	$11	$3	$1	$48
Property, plant and equipment, net and other long term assets	9	3	—	—	12
Intangible assets
Acquired technology	148	55	30	—	233
Customer relationships	88	40	4	—	132
Brand	31	3	—	—	34
Other	9	—	—	—	9
Goodwill(1)	313	191	28	8	540
	631	303	65	9	1,008
Liabilities assumed
Current liabilities	54	6	3	1	64
Debt	88	—	—	—	88
Deferred revenue(2)	156	15	7	—	178
Deferred tax liability	7	42	—	—	49
	305	63	10	1	379
Net non-cash assets acquired	326	240	55	8	629
Cash acquired	23	—	4	—	27
Restricted cash acquired	10	—	—	—	10
Net assets acquired	359	240	59	8	666
Settlement of acquiree debt(3)	88	—	—	—	88
Elimination of bridge loan(4)	(30)	—	—	—	(30)
	417	240	59	8	724

Consideration
Cash consideration	329	240	59	8	636
Settlement of acquiree debt(3)	88	—	—	—	88
Total consideration	417	240	59	8	724

Acquisition-related costs (included in selling, general and administration expenses for the fiscal year ended February 29, 2016)	2	—	—	—	2
Future post-combination employment expense	6	10	—	—	16
Total purchase price	$425	$250	$59	$8	$742
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(1)	Goodwill represents the excess of the acquisition price over the fair value of net assets acquired, which is not expected to be deductible for tax purposes when goodwill results from share purchases.

(2)	The fair value of deferred revenue represents the costs to service the assumed obligations, plus a normal profit margin as required under purchase accounting.

(3)	$88 million in cash was paid to Good’s existing debt holders to settle Good’s debt outstanding at acquisition.

(4)
During the three months ended November 28, 2015 and following the signing of the definitive purchase agreement on September 4, 2015, the Company provided Good with a bridge financing loan of $30 million in cash. The cash was reacquired on acquisition and the loan was eliminated.

The weighted average amortization period of the acquired technology and customer relationships related to the business acquisitions completed during the year ended February 29, 2016 was approximately six years and seven years, respectively.
The amounts of revenue and net loss before income taxes of the acquisitions above (excluding intercompany amounts) included in the consolidated statements of operations for the year ended February 29, 2016 are as follows:

	Good		WatchDox/AtHoc/Encription		Total
	Revenue(1)	Net loss before income taxes(2)	Revenue(1)	Net loss before income taxes(2)	Revenue(1)	Net loss before income taxes(2)
Actuals from acquisition date to February 29, 2016	$48	$(8)	$22	$(11)	$70	$(19)
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(1)	Includes revenue recognized related to deferred revenue, the fair value of which represents the costs to service the assumed obligations, plus a normal margin, as required under purchase accounting.

(2)	Net loss before income taxes reflects costs associated with ongoing integration activities completed after the acquisition date.
Supplemental Pro Forma Combined Financial Statements
The following pro forma combined results for the years ended February 29, 2016 and February 28, 2015 reflect the consolidated statements of operations of the Company as if the acquisitions of Good, AtHoc, WatchDox and Encription had occurred at the beginning of fiscal 2014, the earliest comparative period previously presented by the Company in the year of the acquisition. These results combine the historical results of Good, AtHoc, WatchDox and Encription’s consolidated statements of operations and are not necessarily indicative of the consolidated results of operations of the combined business had the acquisitions actually occurred at the beginning of fiscal 2014 or of the results of future operations of the combined business.
The supplemental pro forma information, as if the acquisitions had occurred on March 2, 2014, is as follows:

	For the Years Ended
	February 29, 2016	February 28, 2015
Revenue	$2,332	$3,586
Net loss	(297)	(426)
The February 29, 2016 and February 28, 2015 supplemental pro forma results were adjusted to exclude $13 million and $20 million, respectively, of Good revenue that was recognized from the Company.